Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reportable segments [line items]
Revenue from contracts with customers	$ 59,302	$ 43,087	$ 44,361
Other revenue adjustments	$ 1,515	$ (156)	$ (73)
Bottom of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	60 days
Top of range [member]
Disclosure of reportable segments [line items]
Provisional pricing period	120 days